Commitments (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 16, 2022	Dec. 31, 2023
Commitments and Contingencies [Line Items]
U.S. federal excise tax, percentage	1.00%
Fair market value, percentage	1.00%
Underwriting fee price per unit		$ 0.35
Deferred underwriting commissions payable		$ 10,062,500
Economic interest		100,000
Founders shares		100,000
Consulting fees		$ 20,500